Non-cash Financing and Investing Activities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Non-cash investing activities	$ 0
Non-cash acquisition of outdoor advertising assets			$ 2,879,000
Non-cash financing activities of declared distributions			81,625,000
Non-cash financing activity	0	$ 0
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Non-cash investing activities	0	0
Non-cash acquisition of outdoor advertising assets			2,879,000
Non-cash financing activity	$ 0	$ 0
Non-cash financing activity of declared distributions to parent company			$ 81,534,000
Common Class A [Member]
Supplemental Disclosure Of Non Cash Investing And Financing Information [Line Items]
Issuance of shares related to acquisition		163,137
Issuance of shares related to acquisition, value		$ 12,282,000